Employee Benefits - Reconciliation of the changes in the pension plans fair value of assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Canada [member]
Disclosure Of Fair Value Of Assets For Pension Plan [line items]
Interest income	$ (3.6)	$ (3.3)
Canada [member] | Pension plans fair value of assets [member]
Disclosure Of Fair Value Of Assets For Pension Plan [line items]
Assets fair value at beginning of year	271.4	258.1
Interest income	9.9	10.3
Administration costs	(0.3)	(0.4)
Actuarial gains (losses) from return on plan assets	(12.1)	11.0
Employer contributions	8.2	8.6
Employee contributions	0.1	0.2
Benefit paid	(14.8)	(16.4)
Assets fair value at end of year	262.4	271.4
Foreign [member]
Disclosure Of Fair Value Of Assets For Pension Plan [line items]
Interest income	(2.1)	(2.2)
Foreign [member] | Pension plans fair value of assets [member]
Disclosure Of Fair Value Of Assets For Pension Plan [line items]
Assets fair value at beginning of year	1.3	1.0
Employer contributions	4.9	4.1
Benefit paid	(5.0)	(3.9)
Effect of foreign currency exchange rate changes		0.1
Assets fair value at end of year	$ 1.2	$ 1.3